Other Financial Liabilities	12 Months Ended
Mar. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Financial Liabilities
Other Financial Liabilities

	JPY (millions) As of March 31
	2019	2020
Derivative liabilities (Note 27)	¥8,745	¥52,589
Finance lease obligations	179,411	—
Lease liabilities (Note 27)	—	369,459
Financial liabilities associated with contingent consideration arrangements (Note 27)	67,294	41,664
Other	31,965	31,123
Total	¥287,415	¥494,835
Non-current	¥240,215	¥399,129
Current	¥47,200	¥95,706

Finance lease obligations under IAS 17 (Prior to April 1, 2019)
The future minimum payments related to the finance lease obligations are as follows:

	JPY (millions) As of March 31
	Minimum lease payments	Present value of minimum lease payments
	2019	2019
Within one year	¥6,925	¥2,145
Between one year and five years	37,738	9,634
More than five years	288,470	167,632
Total	¥333,133	¥179,411

Less: Future finance charges	153,722
Present value of minimum lease payments	¥179,411
Non-current	¥177,266
Current	¥2,145